Financial risk management - Market risk management from trading positions (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Shinhan financial group
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	₩ 1,571,417	₩ 1,648,919
Shinhan financial group | Sensitivity risk
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	1,273,258	1,517,630
Shinhan financial group | Sensitivity risk | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	219,512	257,705
Shinhan financial group | Sensitivity risk | CSR-Non-Securitized
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	465,046	565,017
Shinhan financial group | Sensitivity risk | CSR-Securitized (Non-CTP)
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	56,804	91,048
Shinhan financial group | Sensitivity risk | CSR-Non-Securitized (CTP)
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	141	508
Shinhan financial group | Sensitivity risk | Stock price
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	92,207	210,850
Shinhan financial group | Sensitivity risk | Foreign
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	435,255	389,673
Shinhan financial group | Sensitivity risk | Commodity
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	4,293	2,829
Shinhan financial group | Default risk
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	289,651	121,742
Shinhan financial group | Default risk | Non-Securitized
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	186,037	0
Shinhan financial group | Default risk | Securitized (Excluding CTP)
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	103,363	121,146
Shinhan financial group | Default risk | Securitized (CTP)
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	251	596
Shinhan financial group | Residual risk
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	8,508	9,547
Shinhan Bank
Market risk management from trading positions [Line Items]
Value at risk	955,331	834,363
Shinhan Bank | Sensitivity risk
Market risk management from trading positions [Line Items]
Value at risk	780,628	671,814
Shinhan Bank | Sensitivity risk | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	126,382	116,501
Shinhan Bank | Sensitivity risk | CSR-Non-Securitized
Market risk management from trading positions [Line Items]
Value at risk	148,185	129,603
Shinhan Bank | Sensitivity risk | CSR-Securitized (Non-CTP)
Market risk management from trading positions [Line Items]
Value at risk	25,290	27,930
Shinhan Bank | Sensitivity risk | Stock price
Market risk management from trading positions [Line Items]
Value at risk	25,676	28,582
Shinhan Bank | Sensitivity risk | Foreign
Market risk management from trading positions [Line Items]
Value at risk	454,808	368,999
Shinhan Bank | Sensitivity risk | Commodity
Market risk management from trading positions [Line Items]
Value at risk	287	199
Shinhan Bank | Default risk | Non-Securitized
Market risk management from trading positions [Line Items]
Value at risk	111,847	98,699
Shinhan Bank | Default risk | Securitized (Excluding CTP)
Market risk management from trading positions [Line Items]
Value at risk	58,280	60,866
Shinhan Bank | Default risk | Securitized (CTP)
Market risk management from trading positions [Line Items]
Value at risk	170,127	159,565
Shinhan Bank | Residual risk
Market risk management from trading positions [Line Items]
Value at risk	4,576	2,984
Shinhan Card Co., Ltd. | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	2,700	2,551
Shinhan Securities Co., Ltd.
Market risk management from trading positions [Line Items]
Value at risk	43,500	61,447
Shinhan Securities Co., Ltd. | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	14,058	15,662
Shinhan Securities Co., Ltd. | Stock price
Market risk management from trading positions [Line Items]
Value at risk	33,180	14,321
Shinhan Securities Co., Ltd. | Foreign
Market risk management from trading positions [Line Items]
Value at risk	23,847	30,310
Shinhan Securities Co., Ltd. | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	9,381	42,703
Shinhan Securities Co., Ltd. | Portfolio diversification effect
Market risk management from trading positions [Line Items]
Value at risk	(36,966)	(41,549)
Shinhan Life Insurance Co., Ltd.
Market risk management from trading positions [Line Items]
Value at risk	87,551	68,232
Shinhan Life Insurance Co., Ltd. | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	145	683
Shinhan Life Insurance Co., Ltd. | Stock price
Market risk management from trading positions [Line Items]
Value at risk	17,365	11,523
Shinhan Life Insurance Co., Ltd. | Foreign
Market risk management from trading positions [Line Items]
Value at risk	69,913	55,467
Shinhan Life Insurance Co., Ltd. | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	₩ 128	₩ 559